PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
9.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2011	2012
Interest receivables	$1,619	$241
Receivable from disposal of Dongguan Super TV*	1,046	—
Deposits	654	638
VAT refund receivables	920	2,766
Prepayments to suppliers	979	1,176
Fair value of the Forward Contracts (Note 14)	404	—
Other prepaid expenses	1,146	424

	$6,768	$5,245

*	In December 2011, the Group entered into an agreement with a third party to sell all of its equity interest in Dongguan Super TV with consideration of $1,046, which was received in the year ended December 31, 2012.